Earnings Per Share (Tables)	12 Months Ended
Sep. 27, 2013
Earnings Per Share [Abstract]
Computation for Basic and Diluted Net Income (Loss) Per Share of Common Stock

The following table set forth the computation for basic and diluted net income (loss) per share of common stock (in thousands, except per share data):

	Fiscal Years
	2013	2012	2011
Numerator:
Net income (loss) available to controlling interest	$18,196	$(3,664)	$(1,016)
Accretion to redemption value of redeemable convertible preferred stock	—	(2,616)	(4,236)
Dividends declared and paid or payable to preferred stockholders	—	—	(76,216)

Net income (loss) attributable to common stockholders	$18,196	$(6,280)	$(81,468)

Dividends declared and paid to common stockholders	$—	$—	$3,784

Denominator:
Weighted average common shares outstanding-basic	45,916	24,758	1,505
Dilutive effect of options and warrants	1,221	—	—

Weighted average common shares outstanding-diluted	47,137	24,758	1,505

Common stock earnings per share-basic:
Distributed	$—	$—	$2.51
Undistributed	0.40	(0.25)	(54.13)

Net common stock earnings per share	$0.40	$(0.25)	$(51.62)

Common stock earnings per share-diluted:
Distributed	$—	$—	$2.51
Undistributed	0.39	(0.25)	(54.13)

Net common stock earnings per share	$0.39	$(0.25)	$(51.62)

Common Equivalent Shares Excluded from Calculation from Net Income Per Share

The following common equivalent shares were excluded from the calculation from net income per share as their inclusion would have been antidilutive (in thousands):

	Fiscal Years
	2013	2012	2011
Stock options and restricted stock	—	1,821	3,042
Convertible preferred stock	—	17,733	—
Warrants	—	141	—

Total common stock equivalent shares excluded	—	19,695	3,042